EMPLOYEE BENEFITS - Schedule of RSUs and SEUs at the End of the Year (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Share-based compensation expense	$ 0	$ 0
RSUs and PRSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,056,059
Fair value at grant date ($)	$ 153,545,000
Share-based compensation expense	$ 33,968,000
RSUs and PRSUs | Grant price from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	7,500
Fair value at grant date ($)	$ 1,129,000
Share-based compensation expense	$ 26,000
RSUs and PRSUs | Grant price from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 130.99
RSUs and PRSUs | Grant price from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
RSUs and PRSUs | Grant price from 232.11 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	10,010
Fair value at grant date ($)	$ 2,988,000
Share-based compensation expense	$ 644,000
RSUs and PRSUs | Grant price from 232.11 to 298.47 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 232.11
RSUs and PRSUs | Grant price from 232.11 to 298.47 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 298.47
RSUs and PRSUs | Grant price from 138.00 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	542,244
Fair value at grant date ($)	$ 77,716,000
Share-based compensation expense	$ 6,828,000
RSUs and PRSUs | Grant price from 138.00 to 265.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 138.00
RSUs and PRSUs | Grant price from 138.00 to 265.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 265.96
RSUs and PRSUs | Grant price from 137.78 to 233.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	109,439
Fair value at grant date ($)	$ 18,080,000
Share-based compensation expense	$ 5,239,000
RSUs and PRSUs | Grant price from 137.78 to 233.10 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 137.78
RSUs and PRSUs | Grant price from 137.78 to 233.10 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 233.10
RSUs and PRSUs | Grant price from 152.98 to 223.17
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	155,072
Fair value at grant date ($)	$ 29,923,000
Share-based compensation expense	$ 12,900,000
RSUs and PRSUs | Grant price from 152.98 to 223.17 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 152.98
RSUs and PRSUs | Grant price from 152.98 to 223.17 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 223.17
RSUs and PRSUs | Grant price from 64.17 to 204.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	231,794
Fair value at grant date ($)	$ 23,709,000
Share-based compensation expense	$ 8,331,000
RSUs and PRSUs | Grant price from 64.17 to 204.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 60.77
RSUs and PRSUs | Grant price from 64.17 to 204.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 204.07
Non employees RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	15,631
Fair value at grant date ($)	$ 1,665,000
Share-based compensation expense	$ 1,298,000
Non employees RSU | Grant price from 232.11
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Share-based compensation expense	$ 9,000
Non employees RSU | Grant price from 232.11 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 232.11
Non employees RSU | Grant price from 210.07 to 219.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	950
Fair value at grant date ($)	$ 204,000
Share-based compensation expense	$ 86,000
Non employees RSU | Grant price from 210.07 to 219.34 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 210.07
Non employees RSU | Grant price from 210.07 to 219.34 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 219.34
Non employees RSU | Grant price from 160.71 to 235.62
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,134
Fair value at grant date ($)	$ 229,000
Share-based compensation expense	$ 113,000
Non employees RSU | Grant price from 160.71 to 235.62 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 160.71
Non employees RSU | Grant price from 160.71 to 235.62 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 235.62
Non employees RSU | Grant price from 179.46 to 244.61
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	800
Fair value at grant date ($)	$ 196,000
Share-based compensation expense	$ 621,000
Non employees RSU | Grant price from 179.46 to 244.61 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 179.46
Non employees RSU | Grant price from 179.46 to 244.61 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 244.61
Non employees RSU | Grant price from 64.17 to 143.56
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	12,747
Fair value at grant date ($)	$ 1,036,000
Share-based compensation expense	$ 469,000
Non employees RSU | Grant price from 64.17 to 143.56 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 64.17
Non employees RSU | Grant price from 64.17 to 143.56 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	143.56
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 106.84	$ 190.60
Number of Restricted Stock Units (in shares) | shares	1,071,690	1,183,067	1,165,036
Fair value at grant date ($)	$ 155,210,000
Share-based compensation expense	$ 35,266,000
SEUs and PSEUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	6,957	16,586	28,059
Fair value at grant date ($)	$ 1,606,000
Share-based compensation expense	$ 805,000
SEUs and PSEUs | Grant price 268.05
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 268.05
Number of Restricted Stock Units (in shares) | shares	3,934
Fair value at grant date ($)	$ 1,058,000
Share-based compensation expense	$ 399,000
SEUs and PSEUs | Grant price 210.07
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 210.07
Number of Restricted Stock Units (in shares) | shares	305
Fair value at grant date ($)	$ 61,000
Share-based compensation expense	$ 32,000
SEUs and PSEUs | Grant price 181.20
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 181.20
Number of Restricted Stock Units (in shares) | shares	2,402
Fair value at grant date ($)	$ 433,000
Share-based compensation expense	$ 319,000
SEUs and PSEUs | Grant price 169.78
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 169.78
Number of Restricted Stock Units (in shares) | shares	316
Fair value at grant date ($)	$ 54,000
Share-based compensation expense	$ 55,000